WARRANTS (Details Narrative) - USD ($)			1 Months Ended			3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 02, 2022	Apr. 07, 2022	Nov. 17, 2022	Sep. 23, 2022	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021	Jan. 30, 2024	Mar. 31, 2023
Deemed dividend from down round							$ 0				$ 550,000		$ 555,000
Warrant Issued	250,000	500,000			750,000
Warrant outstanding															1,000,000
Warrant converted into common stock									3,700,000			3,700,000			500,000
Warrant converted into common stock amount												$ 148,000
Exercise price of warrants	$ 0.345	$ 0.08			$ 0.41								$ 0.15
Warrants issued		500,000										3,700,000	3,700,000
Intrinsic value						$ 60,000	$ 37,900	$ 0			$ 60,000				$ 0
Warrants conversion price	$ 0.60	$ 0.12			$ 0.60								$ 0.15	$ 0.60
Volatility rate	137.00%	132.00%	250.00%		137.00%
Conversion price		$ 0.12									$ 0.05		$ 0.15
Discount rate	3.47%	1.78%			3.50%
Fair value of warrants	$ 50,273	$ 26,000			$ 188,760
Adjustments to additional paid-in capital, warrant issued	$ 2,484	$ 21,336			$ 9,902
Volatility rate		132.00%
Warrant converted															500,000
Warrants descriptions													the Company granted 3,700,000 warrants to four entities as part of the issuance of 740,000 Series A convertible preferred shares.
Fair value of warrant		$ 26,000
Number of warrants outstanding						1,000,000					1,000,000
Remaining life weighted average of warrants											9 months
Conversion warrants value						$ 125,000		$ 367,796	$ 454,594	$ 101,973
Convertible Note Issued [Member]
Warrants issued	250,000				750,000
Market price of warrants	$ 0.345				$ 0.41
Volatility rate	137.00%				137.00%
Conversion price	$ 0.60				$ 0.60
Discount rate	3.47%				3.50%
value of warrants	$ 50,273				$ 188,760
Warrants amount accounted and paid in capital	$ 2,484				$ 9,902
Warrant [Member]
Deemed dividend from down round													$ 555,000
Warrants conversion price													$ 0.15
Fair value of warrants													$ 303,000
Fair value of common stock													437,000
Proceeds from exercise of warrants													349,605
Number of warrants converted into common share				500,000
Number of new common share from conversion from warrants				500,000
Conversion warrants value				$ 60,000
value of warrants													349,605
Total value of warrant													$ 303,000
Minimum [Member] | Warrant [Member]
Exercise price of warrants													$ 0.08
Volatility rate													312.50%
Discount rate													0.14%
Maximum [Member] | Warrant [Member]
Exercise price of warrants													$ 0.11
Volatility rate													314.49%
Discount rate													0.16%